CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss for the year	$ 16,279,000	$ 38,350,000
Adjustments for:
Fair value adjustment of non-current assets	10,361,000	24,304,000
Gain on deconsolidation of subsidiary	0	8,830,000
Share-based payments (Note 14(d))	1,573,000	1,998,000
Gain on sale of royalty (Note 8(a))	(5,872,000)	0
Depreciation	411,000	320,000
Fair value loss on PC Gold Option	869,000	0
Fair value loss on Silver Stream derivative liability (Note 11)	1,057,000	3,046,000
Loss on asset disposal	(33,000)	0
Investments fair value (gain) loss (Note 5)	1,606,000	4,210,000
Change in remediation reclamation funding estimate	1,682,000	0
Other (income) expenses	(38,000)	85,000
Accrued interest receivable	(18,000)	0
Unrealized foreign exchange (gain) loss	(39,000)	49,000
Deferred income recovery expense	(309,000)	0
Equity and dilution loss on equity accounted investments	991,000	5,864,000
Operating cash flows before movements in working capital	(3,896,000)	(7,474,000)
Decrease (increase) in accounts and other receivables	(124,000)	(18,000)
Decrease (increase) in prepaid expenditures	(77,000)	19,000
Increase (decrease) in accounts payables and accrued liabilities	1,233,000	(1,068,000)
Total cash used in operating activities	(5,082,000)	(6,443,000)
Cash flows from investing activities
Mineral property expenditures (Note 7)	(25,113,000)	(15,771,000)
Proceeds from sale of investments (Note 5)	(10,479,000)	(16,357,000)
Property and equipment purchases	600,000	707,000
Proceeds from sale of royalty (Note 8(a))	(9,581,000)	0
Cash expended in acquisitions	(10,156,000)	0
Option payments and expenditures recovered	0	1,968,000
Total cash provided by (used in) investing activities	15,809,000	1,847,000
Cash flows from financing activities
Proceeds from private placements	5,325,000	0
Share issuance costs	271,000	0
Proceeds from Silver Stream (Note 11)	0	4,757,000
Exercise of warrants and stock options	0	(668,000)
Repayment of lease liability	(127,000)	(112,000)
Finance costs paid	(38,000)	(50,000)
Total cash provided by (used in) financing activities	4,889,000	5,263,000
Foreign exchange effect on cash	(44,000)	52,000
Change in cash and cash equivalents	(15,958,000)	615,000
Cash and cash equivalents, beginning	29,516,000	28,901,000
Cash and cash equivalents, ending	$ 13,558,000	$ 29,516,000